STOCK OPTIONS (Tables)	2 Months Ended
Dec. 31, 2023
Stock Options
Schedule of stock option movements

	Number	Exercise price (CAD$)
Balance - October 31, 2020	3,720,000	0.19
Granted to employees	3,085,000	0.20
Forfeitures by services providers	(65,000)	0.15
Forfeitures by employees	(965,000)	0.15
Forfeitures by employees	(10,000)	0.22
Balance - October 31, 2021	5,765,000	0.20
Granted to employees	605,000	0.15
Forfeitures by service provider	(500,000)	0.44
Forfeitures by employees	(960,000)	0.15
Balance - October 31, 2022	4,910,000	0.18
Granted to employees	3,650,000	0.15
Granted to employees	400,000	0.30
Granted to service providers	2,750,000	0.15
Expiration of options to employees	(430,000)	0.15
Expiration of options to employees	(75,000)	0.22
Balance - October 31, 2023	11,205,000	0.17
Granted to employees	100,000	0.39
Granted to service providers	500,000	0.39
Expiration of options to employees	(5,000)	0.15
Balance - December 31, 2023	11,800,000	0.18

Schedule of fair value of options at the grant date based

Expected dividend yield	Nil%
Risk-free interest rate	4.56%
Expected life	4.0 years
Expected volatility	86%

Schedule of vesting terms

Vesting terms Number Granted	Description
100,000	50% on one year anniversary of grant date, 50% on second anniversary of grant date
500,000	Monthly over a year
600,000

Schedule of assumptions

Expected dividend yield	Nil%
Risk-free interest rate	3.89%
Expected life	4.0 years
Expected volatility	86%

Schedule of vesting terms of options granted

Vesting terms Number Granted	Description
200,000	1/3 on each anniversary of grant date
200,000	50% on one year anniversary of grant date, 50% on second anniversary of grant date
400,000	Fully vested on grant date
6,000,000	Vest on one year anniversary of grant date
6,800,000

Schedule of fair value of options vested

Expected dividend yield	Nil%
Risk-free interest rate	2.2%
Expected life	4.0 years
Expected volatility	86%

Schedule of vesting terms options

Vesting terms Number Granted	Description
300,000	50% on one year anniversary of grant date, 50% on second anniversary of grant date
100,000	Fully vested on grant date
205,000	Vest on one year anniversary of grant date
605,000

Schedule of fair value of Black-Scholes options

Expected dividend yield	Nil%
Risk-free interest rate	2.2%
Expected life	4.0 years
Expected volatility	86%

Schedule of vesting terms granted

Vesting terms Number Granted	Description
500,000	½ on grant date, ½ on first anniversary of grant date
1,000,000	½ on grant date, ½ seven months after grant date
500,000	½ six months after grant date, ½ on first anniversary of grant date
450,000	⅓ on each anniversary of grant date
400,000	½ on first anniversary of grant date, ½ of anniversary of grant date
235,000	On first anniversary of grant date
3,085,000

Schedule of stock options were issued and outstanding

Exercise price (CAD$)	Options outstanding	Number exercisable	Remaining Contractual Life (years)	Expiry period
0.15	1,840,000	1,777,500	0.5	July 2024
0.15	200,000	200,000	0.9	November 2024
0.30	1,000,000	850,000	1.3	April 2025
0.16	1,150,000	1,150,000	1.4	May 2025
0.15	85,000	85,000	1.8	November 2025
0.15	300,000	150,000	2.3	April 2026
0.15	6,225,000	400,000	3.0	January 2027
0.30	400,000	-	3.7	September 2027
0.39	600,000	41,666	3.9	November 2027
0.18	11,800,000	4,654,166	2.3